Segment Reporting - Additional Information (Details)	8 Months Ended	12 Months Ended
	Aug. 31, 2014 Segment	Dec. 31, 2015 Segment State
Segment Reporting Information [Line Items]
Number of operating segments		2
Wholesale Segment [Member]
Segment Reporting Information [Line Items]
Number of states in which entity operates | State		30
Wholesale Segment [Member] | Predecessor [Member]
Segment Reporting Information [Line Items]
Number of operating segments	1